Accounts receivable and other	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Accounts receivable and other
7. Accounts receivable and other

	December 31, 2020	December 31, 2019

Trade receivables	$35,649	$35,107
Value added tax and other taxes recoverable	12,171	17,658
Other receivables and advances	5,843	10,756
Prepaid expenses and deposits	19,359	11,789
Marketable securities	194	3,828
	$73,216	$79,138